Leases (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Gross Amount of Plant and Equipment Recorded under Capital Leases

At December 31, 2014 and 2013, the gross amount of plant and equipment and related accumulated amortization recorded under capital leases were as follows:

	2014	2013
Plant and machinery	12.1	6.9
Less accumulated depreciation	5.4	0.8

	6.7	6.1

Future Minimum Lease Payments under Noncancelable Operating Leases and Capital Leases

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) and capital leases as of December 31, 2014 are as follows:

As of December 31, 2014	Capital leases	Operating leases
Year ending December 31:
2015	$5.8	1.6
2016	1.2	0.6
2017	—	0.4
2018	—	0.3
2019	—	0.2
Beyond 2019		0.0

Total minimum lease payments	7.0	3.1
Less amount representing interest (rates from 3.4% to 3.7%)	(0.1)
Present value of net minimum capital lease payments	6.9
Less current portion of minimum lease payments	(5.7)

Long-term obligations under capital leases less current portion	1.2